Voyage Expenses and Vessel Operating Expenses - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses:
Commissions	$ 3,391	$ 2,462	$ 2,588
Bunkers	21,047	3,342	1,698
Port expenses	10,143	2,541	892
Other	2,621	2,192	1,750
Total	37,202	10,537	6,928
Voyage Expenses [Abstract]
Crew costs and related costs	34,732	28,141	22,496
Insurance expense	3,032	2,599	2,815
Spares, repairs, maintenance and other expenses	12,462	8,320	6,416
Stores and lubricants	6,133	4,437	4,332
Management fees	8,444	7,192	6,533
Other operating expenses	3,603	3,622	2,270
Vessel operating expenses	$ 68,406	$ 54,311	$ 44,862